Property and equipment - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in property, plant and equipment [abstract]
As of beginning of period	$ 29	$ 36
Additions	25	15
Disposal	(1)
Amortization	(22)	(22)
Net book value	31	29
Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	214
Net book value	231	214
Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(185)
Net book value	(200)	(185)
Leasehold improvements
Changes in property, plant and equipment [abstract]
As of beginning of period	5	16
Additions	0	0
Disposal	0
Amortization	(5)	(11)
Net book value	0	5
Leasehold improvements | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	34
Net book value	34	34
Leasehold improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(29)
Net book value	(34)	(29)
Office equipment and furniture
Changes in property, plant and equipment [abstract]
As of beginning of period	5	8
Additions	0	0
Disposal	0
Amortization	(2)	(3)
Net book value	3	5
Office equipment and furniture | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	41
Net book value	41	41
Office equipment and furniture | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(36)
Net book value	(38)	(36)
Computer equipment and software
Changes in property, plant and equipment [abstract]
As of beginning of period	19	12
Additions	25	15
Disposal	(1)
Amortization	(15)	(8)
Net book value	28	19
Computer equipment and software | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	139
Net book value	156	139
Computer equipment and software | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(120)
Net book value	$ (128)	$ (120)